Prospectus Supplement

June 30, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 30, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2020

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
China Equity Portfolio
Counterpoint Global Portfolio
Developing Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Fixed Income Opportunities Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Advantage Portfolio
Global Concentrated Portfolio
Global Concentrated Real Estate Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Multi-Asset Portfolio
Permanence Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio
US Core Portfolio

The following is added at the end of the section of each Prospectus entitled "Appendix A—Intermediary-Specific Sales Charge Waivers and Discounts":

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares at Stifel

•  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Stifel's policies and procedures. All other sales charge waivers and reductions described elsewhere in the Fund's Prospectus or SAI still apply.

Please retain this supplement for future reference.

  IFIINTERMPROSPT 7/20